Common Stock and Equity-Based Compensation	12 Months Ended
Sep. 30, 2018
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Common Stock and Equity-Based Compensation
Note 13 — Common Stock and Equity-Based Compensation
Common Stock
On January 30, 2014, the Company’s Board of Directors authorized the repurchase of up to 15,000,000 shares of UGI Corporation Common Stock over a four-year period. On January 25, 2018, UGI’s Board of Directors authorized an extension of the share repurchase program for up to 8,000,000 shares of UGI Corporation Common Stock for an additional four-year period. Pursuant to these authorizations, during Fiscal 2018, Fiscal 2017 and Fiscal 2016, the Company purchased and placed in treasury stock 1,200,000, 900,000 and 1,250,000 shares at a total cost of $59.8, $43.3 and $47.6, respectively.
UGI Common Stock share activity for Fiscal 2016, Fiscal 2017 and Fiscal 2018 follows:

	Issued	Treasury	Outstanding
Balance at September 30, 2015	173,806,991	(1,418,488)	172,388,503
Issued:
Employee and director plans	87,150	2,355,202	2,442,352
Repurchases of common stock	—	(1,250,000)	(1,250,000)
Reacquired common stock – employee and director plans	—	(620,406)	(620,406)
Balance at September 30, 2016	173,894,141	(933,692)	172,960,449
Issued:
Employee and director plans	93,550	1,051,704	1,145,254
Sale of reacquired common stock	—	50,000	50,000
Repurchases of common stock	—	(900,000)	(900,000)
Reacquired common stock – employee and director plans	—	(111,966)	(111,966)
Balance at September 30, 2017	173,987,691	(843,954)	173,143,737
Issued:
Employee and director plans	155,306	1,804,712	1,960,018
Repurchases of common stock	—	(1,200,000)	(1,200,000)
Reacquired common stock – employee and director plans	—	(154,780)	(154,780)
Balance at September 30, 2018	174,142,997	(394,022)	173,748,975

Equity-Based Compensation
The Company grants equity-based awards to employees and non-employee directors comprising UGI stock options, UGI Common Stock-based equity instruments and AmeriGas Partners Common Unit-based equity instruments as further described below. We recognized total pre-tax equity-based compensation expense of $22.5 ($15.7 after-tax), $19.3 ($11.8 after-tax) and $23.8 ($15.4 after-tax) in Fiscal 2018, Fiscal 2017 and Fiscal 2016, respectively.
UGI Equity-Based Compensation Plans and Awards. Under the UGI Corporation 2013 Omnibus Incentive Compensation Plan (the “2013 OICP”), we may grant options to acquire shares of UGI Common Stock, stock appreciation rights (“SARs”), UGI Units (comprising “Stock Units” and “UGI Performance Units”), other equity-based awards and cash to employees and non-employee directors. The exercise price for options may not be less than the fair market value on the grant date. Awards granted under the 2013 OICP may vest immediately or ratably over a period of years, and stock options can be exercised no later than ten years from the grant date. In addition, the 2013 OICP provides that awards of UGI Units may also provide for the crediting of dividend equivalents to participants’ accounts. Except in the event of retirement, death or disability, each grant, unless paid, will terminate when the participant ceases to be employed. There are certain change of control and retirement eligibility conditions that, if met, generally result in accelerated vesting or elimination of further service requirements.
Under the 2013 OICP, awards representing up to 21,750,000 shares of UGI Common Stock may be granted. Dividend equivalents on UGI Unit awards to employees will be paid in cash. Dividend equivalents on non-employee director awards are accumulated in additional Stock Units. UGI Unit awards granted to employees and non-employee directors are settled in shares of UGI Common Stock and cash. Substantially all UGI Unit awards granted to France SAS employees are settled in shares of UGI Common Stock and do not accrue dividend equivalents. With respect to UGI Performance Unit awards, the actual number of shares (or their cash equivalent) ultimately issued, and the actual amount of dividend equivalents paid, is generally dependent upon the achievement of market performance goals and service conditions. It is currently our practice to issue treasury shares to satisfy substantially all option exercises and UGI Unit awards. Stock options may be net exercised whereby shares equal to the option price and the grantee’s applicable payroll tax withholding are withheld from the number of shares payable (“net exercise”). We record shares withheld pursuant to a net exercise as shares reacquired.
UGI Stock Option Awards. Stock option transactions under equity-based compensation plans during Fiscal 2016, Fiscal 2017 and Fiscal 2018 follow:

	Shares	Weighted Average Option Price	Total Intrinsic Value	Weighted Average Contract Term (Years)
Shares under option — September 30, 2015	9,255,377	$23.97	$104.5	6.6
Granted	1,510,625	$34.67
Canceled	(84,213)	$34.13
Exercised	(2,193,338)	$20.38	$40.1
Shares under option — September 30, 2016	8,488,451	$26.68	$157.6	6.6
Granted	1,343,800	$46.51
Canceled	(60,236)	$41.86
Exercised	(990,267)	$21.40	$26.7
Shares under option — September 30, 2017	8,781,748	$30.20	$146.7	6.3
Granted	1,401,400	$47.85
Canceled	(152,017)	$42.14
Expired	(1,666)	$35.80
Exercised	(1,832,396)	$26.00	$44.5
Shares under option — September 30, 2018	8,197,069	$33.93	$176.6	6.2
Options exercisable — September 30, 2016	5,522,370	$22.94
Options exercisable — September 30, 2017	5,973,668	$25.53
Options exercisable — September 30, 2018	5,498,330	$28.63	$147.6	5.1
Options not exercisable — September 30, 2018	2,698,739	$44.75	$29.0	8.1

Cash received from stock option exercises and associated tax benefits were $43.4 and $12.6, $17.7 and $9.6, and $27.3 and $14.9 in Fiscal 2018, Fiscal 2017 and Fiscal 2016, respectively. As of September 30, 2018, there was $7.9 of unrecognized compensation cost associated with unvested stock options that is expected to be recognized over a weighted-average period of 2.1 years.
The following table presents additional information relating to stock options outstanding and exercisable at September 30, 2018:

	Range of exercise prices
	Under $25.00	$25.00 – $30.00	$30.01 – $35.00	$35.01 – $40.00	Over $40.00
Options outstanding at September 30, 2018:
Number of options	2,322,904	1,133,676	1,150,685	917,843	2,671,961
Weighted average remaining contractual life (in years)	3.3	5.0	7.1	6.3	8.8
Weighted average exercise price	$20.53	$27.38	$33.66	$37.80	$47.16
Options exercisable at September 30, 2018:
Number of options	2,322,904	1,133,676	714,201	809,899	517,650
Weighted average exercise price	$20.53	$27.38	$33.59	$37.81	$46.46

UGI Stock Option Fair Value Information. The per share weighted-average fair value of stock options granted under our option plans was $7.51 in Fiscal 2018, $7.62 in Fiscal 2017 and $4.87 in Fiscal 2016. These amounts were determined using a Black-Scholes option pricing model which values options based on the stock price at the grant date, the expected life of the option, the estimated volatility of the stock, expected dividend payments and the risk-free interest rate over the expected life of the option. The expected life of option awards represents the period of time during which option grants are expected to be outstanding and is derived from historical exercise patterns. Expected volatility is based on historical volatility of the price of UGI’s Common Stock. Expected dividend yield is based on historical UGI dividend rates. The risk free interest rate is based on U.S. Treasury bonds with terms comparable to the options in effect on the date of grant.
The assumptions we used for valuing option grants during Fiscal 2018, Fiscal 2017 and Fiscal 2016 are as follows:

	2018	2017	2016
Expected life of option	6.00 years	5.75 years	5.75 years
Weighted average volatility	17.5%	19.8%	19.5%
Weighted average dividend yield	2.1%	2.1%	2.6%
Expected volatility	17.5%	19.8%	19.3%
Expected dividend yield	2.1%	2.1%	2.6%
Risk free rate	2.2% – 2.9%	1.8% – 2.1%	1.2% – 1.9%

UGI Unit Awards. UGI Stock Unit and UGI Performance Unit awards entitle the grantee to shares of UGI Common Stock or cash once the service condition is met and, with respect to UGI Performance Unit awards, subject to market performance conditions. UGI Performance Unit grant recipients are awarded a target number of Performance Units. The number of UGI Performance Units ultimately paid at the end of the performance period (generally three years) may be higher or lower than the target amount, or even zero, based on UGI’s Total Shareholder Return (“TSR”) percentile rank relative to the Russell Midcap Utility Index, excluding telecommunication companies (“UGI comparator group”). Grantees may receive 0% to 200% of the target award granted. For such grants, if UGI’s TSR ranks below the 25th percentile compared to the UGI comparator group, the employee will not be paid. At the 25th percentile, the employee will be paid an award equal to 25% of the target award; at the 40th percentile, 70%; at the 50th percentile, 100%; and at the 90th percentile and above, 200%. The actual amount of the award is interpolated between these percentile rankings. Dividend equivalents are paid in cash only on UGI Performance Units that eventually vest.
The fair value of UGI Stock Units on the grant date is equal to the market price of UGI Stock on the grant date plus the fair value of dividend equivalents if applicable. Under GAAP, UGI Performance Units are equity awards with a market-based condition which, if settled in shares, results in the recognition of compensation cost over the requisite employee service period regardless of whether the market-based condition is satisfied. The fair values of UGI Performance Units are estimated using a Monte Carlo valuation model. The fair value associated with the target award is accounted for as equity and the fair value of the award over the target, as well as all dividend equivalents, is accounted for as a liability. The expected term of the UGI Performance Unit awards is three years based on the performance period. Expected volatility is based on the historical volatility of UGI Common Stock over a three-year period. The risk-free interest rate is based on the yields on U.S. Treasury bonds at the time of grant. Volatility for all companies in the UGI comparator groups is based on historical volatility.
The following table summarizes the weighted average assumptions used to determine the fair value of UGI Performance Unit awards and related compensation costs:

	Grants Awarded in Fiscal Year
	2018	2017	2016
Risk free rate	2.0%	1.5%	1.3%
Expected life	3 years	3 years	3 years
Expected volatility	18.9%	18.9%	17.5%
Dividend yield	2.1%	2.1%	2.7%

The weighted-average grant date fair value of UGI Performance Unit awards was estimated to be $55.26 for Units granted in Fiscal 2018, $50.91 for Units granted in Fiscal 2017 and $32.64 for Units granted in Fiscal 2016.
The following table summarizes UGI Unit award activity for Fiscal 2018:

	UGI Units	Weighted-Average Grant-Date Fair Value (per Unit)
Total UGI Units at September 30, 2017 (a)	978,834	$28.83
UGI Performance Units:
Granted	143,800	$55.26
Forfeited	(38,542)	$41.19
Performance criteria not met	(43,672)	$37.57
Unit awards paid	(92,950)	$37.85
UGI Stock Units:
Granted (b)	52,314	$48.11
Unit awards paid	(40,066)	$21.39
Total UGI Units at September 30, 2018 (a)	959,718	$32.38

(a)
Total UGI Units includes UGI Stock Units issued to non-employee directors, which vest on the grant date, and UGI Performance Units and UGI Stock Units issued to retirement-eligible employees that vest on an accelerated basis. Total vested restricted units at September 30, 2018 and September 30, 2017 were 660,795 and 660,886, respectively.

(b)	Generally, shares granted under UGI Stock Unit awards are paid approximately 70% in shares. UGI Stock Unit awards granted in Fiscal 2017 and Fiscal 2016 were 42,079 and 52,493, respectively.
During Fiscal 2018, Fiscal 2017 and Fiscal 2016, the Company paid UGI Performance Unit and UGI Stock Unit awards in shares and cash as follows:

	2018	2017	2016
UGI Performance Unit awards:
Number of original awards granted, net of forfeitures	136,621	178,450	308,362
Performance period beginning January 1:	2015	2014	2013
Payment of awards:
Shares of UGI Common Stock issued, net of shares withheld for taxes	69,680	138,985	209,592
Cash paid	$1.6	$10.9	$13.9
UGI Stock Unit awards:
Number of original awards granted, net of forfeitures	39,680	43,699	51,037
Payment of awards:
Shares of UGI Common Stock issued, net of shares withheld for taxes	29,095	15,990	39,422
Cash paid	$0.6	$0.3	$0.7

During Fiscal 2018, Fiscal 2017 and Fiscal 2016, we granted UGI Unit awards representing 196,114, 185,379 and 230,653 shares, respectively, having weighted-average grant date fair values per Unit of $53.36, $50.08 and $33.04, respectively.
As of September 30, 2018, there was a total of approximately $9.4 of unrecognized compensation cost associated with 959,718 UGI Unit awards outstanding that is expected to be recognized over a weighted-average period of 1.8 years. The total fair values of UGI Units that vested during Fiscal 2018, Fiscal 2017 and Fiscal 2016 were $7.3, $7.1 and $9.7, respectively. As of September 30, 2018 and 2017, total liabilities of $18.8 and $13.1, respectively, associated with UGI Unit awards are reflected in “Employee compensation and benefits accrued” and “Other noncurrent liabilities” on the Consolidated Balance Sheets.
At September 30, 2018, 9,043,267 shares of Common Stock were available for future grants under the 2013 OICP.
AmeriGas Partners Equity-Based Compensation Plans and Awards. Under the AmeriGas Propane, Inc. 2010 Long-Term Incentive Plan on Behalf of AmeriGas Partners, L.P. (“2010 Propane Plan”), the General Partner may award to employees and non-employee directors grants of AmeriGas Partners Units (comprising “AmeriGas Stock Units” and “AmeriGas Performance Units”), options, phantom units, unit appreciation rights and other Common Unit-based awards. The total aggregate number of Common Units that may be issued under the 2010 Propane Plan is 2,800,000. The exercise price for options may not be less than the fair market value on the date of grant. Awards granted under the 2010 Propane Plan may vest immediately or ratably over a period of years, and options can be exercised no later than ten years from the grant date. In addition, the 2010 Propane Plan provides that Common Unit-based awards may also provide for the crediting of Common Unit distribution equivalents to participants’ accounts.
AmeriGas Stock Unit and AmeriGas Performance Unit awards entitle the grantee to AmeriGas Partners Common Units or cash once the service condition is met and, with respect to AmeriGas Performance Units, subject to market performance conditions, and for certain awards granted on or after January 1, 2015, actual net customer acquisition and retention performance. Recipients of AmeriGas Performance Unit awards are awarded a target number of AmeriGas Performance Units. The number of AmeriGas Performance Units ultimately paid at the end of the performance period (generally three years) may be higher or lower than the target number, or it may be zero. For that portion of Performance Unit awards whose ultimate payout is based upon market-based conditions (as further described below), the number of awards ultimately paid is based upon AmeriGas Partners’ Total Unitholder Return (“TUR”) percentile rank relative to entities in a master limited partnership peer group (“Alerian MLP Group”) and, for certain AmeriGas Performance Unit awards granted in January 2014, based upon AmeriGas Partners’ TUR relative to the two other publicly traded propane master limited partnerships in the Alerian MLP Group (“Propane MLP Group”). For Performance Unit awards granted on or after January 1, 2015, the number of AmeriGas Performance Units ultimately paid is based upon AmeriGas Partner’s TUR percentile rank relative to entities in the Alerian MLP Group as modified by AmeriGas Partners’ performance relative to the Propane MLP Group.
With respect to AmeriGas Performance Unit awards subject to measurement compared with the Alerian MLP Group, grantees may receive from 0% to 200% of the target award granted. For such grants issued on or after January 1, 2013, if AmeriGas Partners’ TUR is below the 25th percentile compared to the peer group, the grantee will not be paid. At the 25th percentile, the employee will be paid an award equal to 25% of the target award; at the 40th percentile, 70%; at the 50th percentile, 100%; at the 60th percentile, 125%; at the 75th percentile, 162.5%; and at the 90th percentile or above, 200%. The actual amount of the award is interpolated between these percentile rankings. For such grants issued on or after January 1, 2015, the amount ultimately paid shall be modified based upon AmeriGas Partners’ TUR ranking relative to the Propane MLP Group over the performance period (“MLP Modifier”). Such modification ranges from 70% to 130%, but in no event shall the amount ultimately paid, after such modification, exceed 200% of the target award grant.
With respect to AmeriGas Performance Unit awards granted in January 2014 subject to measurement compared with the Propane MLP Group, grantees were eligible to receive 150% of the target award if AmeriGas Partners’ TUR exceeded the TUR of the other two members in the Propane MLP Group. Otherwise there would be no payout of such AmeriGas Performance Units. For those performance awards granted on or after January 1, 2015, that are subject to the MLP Modifier, if one of the other two members of the Propane MLP Group ceases to exist as a publicly traded company or declares bankruptcy (“MLP Event”) and depending upon the timing of such MLP Event, the ultimate amount of such AmeriGas Performance Unit awards to be issued, and the amount of distribution equivalents to be paid, would depend upon AmeriGas Partners’ TUR rank relative to (1) the Alerian MLP Group for the entire performance period; (2) the Alerian MLP Group for the entire performance period and the Propane MLP Group (through the date of the MLP Event); or (3) the Propane MLP Group through the date of the MLP Event.

With respect to AmeriGas Performance Unit awards granted in January 2015 whose payout was based upon net customer gain and retention performance, grantees could ultimately receive between 0% and 200% of the target award based upon the annual actual net customer gain and retention performance as adjusted for the net customer gain and retention performance over the three-year performance period. With respect to AmeriGas Performance Unit awards granted in January 2016 and thereafter whose payout is based upon net customer gain and retention performance, grantees may ultimately receive between 0% and 200% of the target award based upon the actual net customer gain and retention performance over the entire three-year performance period.
Common Unit distribution equivalents are paid in cash only on AmeriGas Performance Units that eventually vest. Generally, except in the event of retirement, death or disability, each grant, unless paid, will terminate when the participant ceases to be employed. There are certain change of control and retirement eligibility conditions that, if met, generally result in accelerated vesting or elimination of further service requirements.
Under GAAP, AmeriGas Performance Units awards that are subject to market-based conditions are equity awards that, if settled in Common Units, result in the recognition of compensation cost over the requisite employee service period regardless of whether the market-based condition is satisfied. The fair values of AmeriGas Performance Units subject to market-based conditions are estimated using a Monte Carlo valuation model. The fair value associated with the target award, which will be paid in Common Units, is accounted for as equity and the fair value of the award over the target, as well as all Common Unit distribution equivalents, which will be paid in cash, is accounted for as a liability. For purposes of valuing AmeriGas Performance Unit awards that are subject to market-based conditions, expected volatility is based on the historical volatility of Common Units over a three-year period. The risk-free interest rate is based on the rates on U.S. Treasury bonds at the time of grant. Volatility for all entities in the peer group is based on historical volatility. The expected term of the AmeriGas Performance Unit awards is three years based on the performance period. AmeriGas Performance Unit awards whose ultimate payout is based upon net customer acquisition and retention performance measures are recorded as expense when it is probable all or a portion of the award will be paid. The fair value associated with the target award is the market price of the Common Units on the date of grant. The fair value of the award over the target, as well as all Common Unit distribution equivalents, which will be paid in cash, is accounted for as a liability.
The following table summarizes the weighted-average assumptions used to determine the fair value of AmeriGas Performance Unit awards subject to market-based conditions and related compensation costs:

	Grants Awarded in Fiscal Year
	2018	2017	2016
Risk-free rate	2.0%	1.5%	1.3%
Expected life	3 years	3 years	3 years
Expected volatility	21.1%	21.7%	20.6%
Dividend yield	8.2%	7.8%	10.7%

The General Partner granted awards under the 2010 Propane Plan representing 84,811, 67,563 and 73,080 Common Units in Fiscal 2018, Fiscal 2017 and Fiscal 2016, respectively, having weighted-average grant date fair values per Common Unit subject to award of $50.05, $52.37 and $37.93, respectively. At September 30, 2018, 2,242,468 Common Units were available for future award grants under the 2010 Propane Plan.

The following table summarizes AmeriGas Common Unit-based award activity for Fiscal 2018:

	AmeriGas Partners Common Units	Weighted-Average Grant-Date Fair Value (per Unit)
Total Units at September 30, 2017 (a)	218,224	$50.03
AmeriGas Performance Units:
Granted	55,550	$52.14
Forfeited	(1,900)	$56.70
Awards paid	(18,874)	$46.23
Performance criteria not met	(37,099)	$86.53
AmeriGas Stock Units:
Granted	29,261	$46.09
Forfeited	(400)	$45.66
Awards paid	(8,000)	$(45.62)
Total Units at September 30, 2018 (a)	236,762	$47.12

(a)
Total units includes AmeriGas Stock Units issued to non-employee directors, which vest on the grant date, and AmeriGas Performance Units and AmeriGas Stock Units issued to retirement-eligible employees that vest on an accelerated basis. Total vested restricted units at September 30, 2018 and September 30, 2017 were 71,148 and 65,989, respectively.

During Fiscal 2018, Fiscal 2017 and Fiscal 2016, the Partnership paid AmeriGas Performance Unit and AmeriGas Stock Unit awards in Common Units and cash as follows:

	2018	2017	2016
AmeriGas Performance Unit awards:
Number of Common Units subject to original awards granted, net of forfeitures	65,525	53,800	44,800
Performance periods beginning in fiscal year:	2015	2014	2013
Payment of awards:
AmeriGas Partners Common Units issued, net of units withheld for taxes	13,164	29,489	23,017
Cash paid	$1.2	$2.9	$1.7
AmeriGas Stock Unit awards:
Number of Common Units subject to original awards granted, net of forfeitures	14,811	32,658	20,336
Payment of awards:
AmeriGas Partners Common Units issued, net of units withheld for taxes	5,322	3,932	9,272
Cash paid	$0.1	$0.1	$0.4

As of September 30, 2018, there was a total of approximately $1.9 of unrecognized compensation cost associated with 236,762 Common Units subject to award that is expected to be recognized over a weighted-average period of 1.7 years. The total fair values of Common Unit-based awards that vested during Fiscal 2018, Fiscal 2017 and Fiscal 2016 were $2.2, $2.1 and $2.0, respectively. As of September 30, 2018 and 2017, total liabilities of $2.3 and $2.5 associated with Common Unit-based awards are reflected in “Employee compensation and benefits accrued” and “Other noncurrent liabilities” on the Consolidated Balance Sheets. It is the Partnership’s practice to issue new AmeriGas Partners Common Units for the portion of any Common Unit-based awards paid in AmeriGas Partners Common Units.